Earnings per share	6 Months Ended
Apr. 30, 2021
Text block [abstract]
Earnings per share
Note 12.    Earnings per share

	For the three months ended			For the six months ended
$ millions, except number of shares and per share amounts	2021 Apr. 30	2021 Jan. 31	2020 Apr. 30	2021 Apr. 30	2020 Apr. 30
Basic earnings per share
Net income attributable to equity shareholders	$1,647	$1,621	$400	$3,268	$1,605
Less: Preferred share dividends and distributions on other equity instruments	51	30	30	81	61
Net income attributable to common shareholders	$1,596	$1,591	$370	$3,187	$1,544
Weighted-average common shares outstanding (thousands)	448,455	447,281	444,739	447,859	444,997
Basic earnings per share	$3.56	$3.56	$0.83	$7.12	$3.47
Diluted earnings per share
Net income attributable to common shareholders	$1,596	$1,591	$370	$3,187	$1,544
Weighted-average common shares outstanding (thousands)	448,455	447,281	444,739	447,859	444,997
Add: Stock options potentially exercisable (1) (thousands)	796	502	302	628	439
Add: Equity-settled consideration (thousands)	94	146	147	134	174
Weighted-average diluted common shares outstanding (thousands)	449,345	447,929	445,188	448,621	445,610
Diluted earnings per share	$3.55	$3.55	$0.83	$7.10	$3.46
(1)
Excludes average options outstanding of nil (January 31, 2021: 3,840,348; April 30, 2020: 4,839,980) with a weighted-average exercise price of nil (January 31, 2021: $112.71; April 30, 2020:

$
108.08) for the quarter ended April 30, 2021, and average options outstanding of 737,167 (April 30, 2020: 3,681,010) with a weighted-average price of $120.02 (April 30, 2020: $111.56) for the six months ended April 30, 2021, as the options’ exercise prices were greater than the average market price of CIBC’s common shares.